INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Years ended December 31,
	2018	2019	2020
Current tax expense	6,351	6,010	3,438
Deferred tax benefit	(3,892)	(2,469)	(3,223)
	2,459	3,541	215

Schedule of principle components of deferred tax assets and deferred tax liabilities

	Years ended December 31,
	2019	2020
Deferred tax assets
Accrued expenses	5,551	3,407
Net operating loss carry-forwards	15,469	24,223
Operating lease liabilities	19,209	22,397
Inventory write-down	—	50
Allowance for doubtful accounts receivables and other receivables	—	758
Allowance for loan receivables	—	366
Impairment loss of long-term investments	—	153
Impairment loss of long-lived assets other than intangible assets	—	113
Total deferred tax assets	40,229	51,467
Less: valuation allowance	(2,859)	(9,646)
Total deferred tax assets, net	37,370	41,821

Deferred tax liabilities
Acquired intangible assets, net	3,384	2,499
Operating lease right-of-use assets	19,209	20,044
Total deferred tax liabilities	22,593	22,543
Deferred income tax assets, net	18,161	21,168
Deferred tax liabilities, net	3,384	1,890

Summary of rollforward of valuation allowances of deferred tax assets

	Years ended December 31
	2019	2020

Balance as of beginning of year	(2,022)	(2,859)
Additions of valuation allowance	(837)	(6,234)
Foreign currency translation adjustments	—	(553)
Balance as of end of year	(2,859)	(9,646)

Schedule of reconciliation of the effective tax rate and statutory tax rate

	Years ended December 31,
	2018	2019	2020
Income (loss) before income taxes	1,037	2,015	(40,783)
Income tax expense computed at an applicable tax rate of 25%	259	504	(10,196)
Permanent differences	10	108	2,975
Effect of income tax rate difference in other jurisdictions	2,690	2,092	1,202
Change in valuation allowance	(500)	837	6,234
	2,459	3,541	215